Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TAX-MANAGED GROWTH PORTFOLIO
Entity Central Index Key	0001002667
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014300
Shareholder Report [Line Items]
Fund Name	Tax-Managed Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Tax-Managed Growth Fund 1.1. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Portfolio	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits

↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth

↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications

↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns

↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles

↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales

↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Tax-Managed Growth Portfolio	S&P 500® Index
12/14	$10,000	$10,000
12/15	$10,253	$10,138
12/16	$11,182	$11,351
12/17	$13,727	$13,829
12/18	$13,038	$13,223
12/19	$16,932	$17,386
12/20	$20,898	$20,585
12/21	$26,133	$26,494
12/22	$20,943	$21,696
12/23	$26,947	$27,399
12/24	$33,821	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Tax-Managed Growth Portfolio	25.51%	14.84%	12.96%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 5,969,001,666
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 22,683,134
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,969,001,666
# of Portfolio Holdings	143
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,683,134

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122